Cover	Sep. 03, 2024	Jun. 03, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 03, 2024
Entity Registrant Name		HEALTHCARE SERVICES GROUP, INC.
Entity File Number		0-12015
Entity Address, Address Line One		3220 Tillman Drive
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Bensalem
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19020
City Area Code		215
Local Phone Number		639-4274
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000731012
Entity Incorporation, State or Country Code		PA
Entity Tax Identification Number		23-2018365
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		HCSG
Security Exchange Name		NASDAQ
Amendment Flag		false